Unaudited Interim Condensed Statements of Income and Comprehensive Income	6 Months Ended						12 Months Ended
	Jun. 30, 2025 HKD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 HKD ($) $ / shares shares		Dec. 31, 2024 HKD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 HKD ($) $ / shares shares
REVENUES, NET	$ 60,236,666		$ 7,673,558		$ 79,256,623		$ 235,667,734		$ 30,339,448		$ 174,202,627
COST OF REVENUES
COST OF REVENUES	(34,437,339)		(4,386,978)		(62,897,307)		(186,223,181)		(23,974,043)		(139,154,316)
Gross profit	25,799,327		3,286,580		16,359,316		49,444,553		6,365,405		35,048,311
EXPENSES
Selling and marketing	(3,581,199)		(456,209)		(2,045,399)		(4,392,521)		(565,486)		(3,132,277)
General and administrative:
Lease expenses – related party	(360,000)		(45,860)		(360,000)
Depreciation – related party							(720,000)		(92,692)		(720,000)
Depreciation	(820,441)		(104,516)		(276,041)		(3,831,567)		(493,269)		(2,540,273)
Amortization	(1,241,642)		(158,173)				(1,481,738)		(190,756)		(112,049)
Staff cost	(10,644,573)		(1,356,014)		(7,743,398)		(18,486,483)		(2,379,917)		(13,260,898)
Leases expenses	(3,070,526)		(391,155)		(2,110,406)
Professional fee	(2,937,417)		(374,198)		(479,456)		(2,840,139)		(365,634)		(2,204,622)
(Provision for) reversal of expected credit losses	2,291,797		291,952		(267,373)		(1,253,368)		(161,356)		(1,383,316)
Others	(3,175,760)		(404,560)		(2,590,533)		(4,867,313)		(626,610)		(2,648,351)
Total expenses	(23,539,761)		(2,998,733)		(15,872,606)		(37,873,129)		(4,875,720)		(26,001,786)
INCOME FROM OPERATION	2,259,566		287,847		486,710		11,571,424		1,489,685		9,046,525
OTHER INCOME (EXPENSES)
Interest income							31,954		4,114		92,951
Interest expense, net	(622,140)		(79,255)		(1,410,893)		(3,759,032)		(483,931)		(5,759,182)
Change in fair value of investment in a joint venture	33,934		4,323
Agency income – related party	1,248,117		158,998		2,361,596		1,170,664		150,709		2,662,034
Other income	18,264		2,327				134,230		17,280		326
Other expense	(15,885)		(2,024)		(24,805)						(302,784)
Total other income, net	662,290		84,369		925,898		(2,422,184)		(311,828)		(3,306,655)
INCOME BEFORE TAX EXPENSES	2,921,856		372,216		1,412,608		9,149,240		1,177,857		5,739,870
INCOME TAX EXPENSES	(885,588)		(112,815)				(1,085,909)		(139,798)		(1,325,137)
NET INCOME	2,036,268		259,401		1,412,608		8,063,331		1,038,059		4,414,733
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(678,877)		(86,482)		118,704		154,174		19,848		(1,125,947)
TOTAL COMPREHENSIVE INCOME	$ 1,357,391		$ 172,919		$ 1,531,312		$ 8,217,505		$ 1,057,907		$ 3,288,786
Weighted average number of ordinary shares:
Basic (in Shares)	4,064,000	[1]	4,064,000	[1]	3,778,462	[1]	19,603,716	[2]	19,603,716	[2]	18,000,000	[2]
Diluted (in Shares)	4,064,000	[1]	4,064,000	[1]	3,778,462	[1]	19,603,716	[2]	19,603,716	[2]	18,000,000	[2]
EARNINGS PER SHARE – BASIC (in Dollars per share and Dollars per share) | (per share)	$ 0.5		$ 0.06		$ 0.37		$ 0.41		$ 0.05		$ 0.25
EARNINGS PER SHARE – DILUTED (in Dollars per share and Dollars per share) | (per share)	$ 0.5		$ 0.06		$ 0.37		$ 0.41		$ 0.05		$ 0.25
Related parties
COST OF REVENUES
COST OF REVENUES	$ (5,385,166)		$ (686,017)		$ (3,504,012)		$ (7,915,189)		$ (1,018,987)		$ (34,213,521)
External
COST OF REVENUES
COST OF REVENUES	$ (29,052,173)		$ (3,700,961)		$ (59,393,295)		$ (178,307,992)		$ (22,955,056)		$ (104,940,795)

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.
[2]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.